Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Foreign Currency Exchange Rate, Translation Value	¥ 6,372.6000	$ 1,000.00
Restricted cash	¥ 657,464,000		¥ 243,557,000
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Impairment of Intangible Assets, Finite-lived	¥ 717,000		0	¥ 0
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount	784,000		0	0
impairment loss, Equity Method Investment	¥ 0		0	0
Equity Method Investment, Ownership Percentage	5.00%				5.00%
deferred revenue	¥ 803,000		22,017,000		$ 126,000	¥ 0
Excise and Sales Taxes	¥ 309,891,000		229,209,000	¥ 71,276,000
Effective Income Tax Rate Reconciliation, Percent	50.00%	50.00%
cash and cash equivalents and restricted cash	¥ 1,406,313,000		1,018,758,000
Percentage of Cash and Cash Equivalents at Carrying Value Available for Conversion to Foreign Currency.	¥ 94,680		¥ 76,980
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	35.09%	35.09%	56.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	33.26%	33.26%	55.87%	69.60%
Other Revenue Stream [Member]
deferred revenue	¥ 803,000
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Minimum [Member]
Equity Method Investment, Ownership Percentage	20.00%				20.00%
Percentage of Value Added Taxes	3.00%				3.00%
Maximum [Member]
Equity Method Investment, Ownership Percentage	50.00%				50.00%
Percentage of Value Added Taxes	6.00%				6.00%
Exclusive Business Cooperation Agreements [Member]
Percentage of technical support and consulting services in return for fees on total profit	100.00%				100.00%